UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___          Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_____________________ to ___________________

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001942799 (PMIT Residential Funding VI LLC)

BRAVO Residential Funding Trust 2022-NQM3

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Michael Chiao, Authorized Person, 949-720-6974

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, 99.7 and 99.8 for the related information.

Item 3.	Exhibits

99.1       Disclosures required by Rule 15Ga-2 for Canopy Financial Technology Partners, LLC

Schedule 1— Narrative

Schedule 2— ATR QM Report

Schedule 3— RA Grades Detail Report

Schedule 4— RA Grades Summary Report

Schedule 5— Valuation Report

99.2       Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1— Narrative

Schedule 2— Conditions Report — Conditions Summary

Schedule 3— Conditions Report — Conditions Detail

Schedule 4— Conditions Report — Loan Grades

Schedule 5— Loan Level Tape Compare

Schedule 6— Standard Upload

Schedule 7— Non ATR QM Upload

Schedule 8— Rating Agency ATR QM Data Field

Schedule 9— Waived Conditions

Schedule 10— Valuations Summary

99.3       Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

Schedule 1— Narrative

Schedule 2— Rebuttal Findings Report – Summary

Schedule 3— Rebuttal Findings Report – Loan Summary

Schedule 4— Rebuttal Findings Report – Exception Report

Schedule 5— Data Integrity Report

99.4       Disclosures required by Rule 15Ga-2 for Evolve Mortgage Services

Schedule 1— Narrative

Schedule 2— Securitization Report Suite – Rating Agency Grades

Schedule 3— Securitization Report Suite – Exception Detail

Schedule 4— Securitization Report Suite – Valuation Report

Schedule 5— Securitization Report Suite – QM ATR Data

Schedule 6— Securitization Report Suite – Business Purpose

99.5       Disclosures required by Rule 15Ga-2 for Selene Diligence LLC

Schedule 1— Narrative

Schedule 2— Rating Agency Grades

Schedule 3— Standard Findings Report

Schedule 4— Valuation Report

Schedule 5— Mortgage Loans Report

99.6       Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1— Narrative

Schedule 2— Credit Comp Securitization Reports – Loan Level Exceptions

Schedule 3— Credit Comp Securitization Reports – Exception Grades

Schedule 4— SBC Guideline Sec Reports – Loan Level Exceptions

Schedule 5— SBC Guideline Sec Reports – Exception Grades

Schedule 6— Lease Securitization Reports – Loan Level Exceptions

Schedule 7— Lease Securitization Reports – Exception Grades

99.7       Disclosures required by Rule 15Ga-2 for Edge Mortgage Advisory Company LLC

Schedule 1— Narrative

Schedule 2— Securitization Report Suite – Exception Report

Schedule 3— Securitization Report Suite – Exception Report - Loan

Schedule 4— Securitization Report Suite – Rating Agency Grades

Schedule 5— Securitization Report Suite – QM ATR

Schedule 6— Securitization Report Suite – Valuation Summary Report

99.8       Disclosures required by Rule 15Ga-2 for Infinity IPS, Inc.

Schedule 1— Narrative

Schedule 2— Disposition and Comments Report

Schedule 3— Individual Exception Report

Schedule 4— Loan Level Exception Report

Schedule 5— Rating Agency Grade Report

Schedule 6— Valuation Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: August 22, 2022

PMIT Residential Funding VI LLC
(Securitizer)

By:	/s/ Michael Chiao
	Name:	Michael Chiao
	Title:	Authorized Person

EXHIBIT INDEX

Exhibit Number

99.1       Disclosures required by Rule 15Ga-2 for Canopy Financial Technology Partners, LLC

Schedule 1— Narrative

Schedule 2— ATR QM Report

Schedule 3— RA Grades Detail Report

Schedule 4— RA Grades Summary Report

Schedule 5— Valuation Report

99.2       Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1— Narrative

Schedule 2— Conditions Report — Conditions Summary

Schedule 3— Conditions Report — Conditions Detail

Schedule 4— Conditions Report — Loan Grades

Schedule 5— Loan Level Tape Compare

Schedule 6— Standard Upload

Schedule 7— Non ATR QM Upload

Schedule 8— Rating Agency ATR QM Data Field

Schedule 9— Waived Conditions

Schedule 10— Valuations Summary

99.3       Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

Schedule 1— Narrative

Schedule 2— Rebuttal Findings Report – Summary

Schedule 3— Rebuttal Findings Report – Loan Summary

Schedule 4— Rebuttal Findings Report – Exception Report

Schedule 5— Data Integrity Report

99.4       Disclosures required by Rule 15Ga-2 for Evolve Mortgage Services

Schedule 1— Narrative

Schedule 2— Securitization Report Suite – Rating Agency Grades

Schedule 3— Securitization Report Suite – Exception Detail

Schedule 4— Securitization Report Suite – Valuation Report

Schedule 5— Securitization Report Suite – QM ATR Data

Schedule 6— Securitization Report Suite – Business Purpose

99.5       Disclosures required by Rule 15Ga-2 for Selene Diligence LLC

Schedule 1— Narrative

Schedule 2— Rating Agency Grades

Schedule 3— Standard Findings Report

Schedule 4— Valuation Report

Schedule 5— Mortgage Loans Report

99.6       Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1— Narrative

Schedule 2— Credit Comp Securitization Reports – Loan Level Exceptions

Schedule 3— Credit Comp Securitization Reports – Exception Grades

Schedule 4— SBC Guideline Sec Reports – Loan Level Exceptions

Schedule 5— SBC Guideline Sec Reports – Exception Grades

Schedule 6— Lease Securitization Reports – Loan Level Exceptions

Schedule 7— Lease Securitization Reports – Exception Grades

99.7       Disclosures required by Rule 15Ga-2 for Edge Mortgage Advisory Company LLC

Schedule 1— Narrative

Schedule 2— Securitization Report Suite – Exception Report

Schedule 3— Securitization Report Suite – Exception Report - Loan

Schedule 4— Securitization Report Suite – Rating Agency Grades

Schedule 5— Securitization Report Suite – QM ATR

Schedule 6— Securitization Report Suite – Valuation Summary Report

99.8       Disclosures required by Rule 15Ga-2 for Infinity IPS, Inc.

Schedule 1— Narrative

Schedule 2— Disposition and Comments Report

Schedule 3— Individual Exception Report

Schedule 4— Loan Level Exception Report

Schedule 5— Rating Agency Grade Report

Schedule 6— Valuation Report